Marketable securities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Fair Value, Amortized Cost and Unrealized Holding Gains and Losses of Marketable Securities
As of December 31, 2024, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

U.S. Treasury and other U.S. government agencies	$117,876	$210	$(81)	$118,006
Corporate bonds	292,601	534	(184)	292,950
Total	$410,477	$744	$(265)	$410,956

As of December 31, 2023, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

U.S. Treasury and other U.S. government agencies	$99,745	$302	$(805)	$99,242
Corporate bonds	377,991	985	(2,080)	376,896
Total	$477,736	$1,287	$(2,885)	$476,138

Schedule of Fair Value and Amortized Cost of Available-For-Sale Securities by Contractual Maturity
The following table summarizes the amortized cost, unrealized holding gains and losses and fair value of marketable securities by contractual maturity as of December 31, 2024:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Due within one year	$288,842	$281	$(176)	$288,947
Due after one year through two years	121,635	463	(89)	122,009
Total	$410,477	$744	$(265)	$410,956

The following table summarizes the amortized cost, unrealized holding gains and losses and fair value of marketable securities by contractual maturity as of December 31, 2023:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Due within one year	$149,188	$42	$(1,424)	$147,806
Due after one year through two years	328,548	1,245	(1,461)	328,332
Total	$477,736	$1,287	$(2,885)	$476,138